United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		November 10, 2011

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$76,527,727


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





Title of

Value

Invs
t
Other
Voting Authority
Name of Issuer
Class

(x$1000)
Shares
Disc
Mngrs
Sole
Share
d
None










Exxon Mobil Corp.
Com
30231G102
12,885
177404
Sole

177404


ConocoPhillips
Com
20825C104
2,545
40185
Sole

40185


International Business Machine
Com
459200101
2,529
14460
Sole

14460


Cerner Corporation
Com
156782104
2,515
36701
Sole

36701


Novartis A G ADR (Switzerland)
Com
66987V109
2,456
44039
Sole

44039


Procter & Gamble Co
Com
742718109
2,418
38279
Sole

38279


Chevron Corporation
Com
166764100
2,409
26016
Sole

26016


Intel Corporation
Com
458140100
2,395
112257
Sole

112257


Apple Computer Inc.
Com
037833100
2,311
6061
Sole

6061


Kohls Corporation
Com
500255104
2,239
45594
Sole

45594


Danaher Corp Del
Com
235851102
2,161
51515
Sole

51515


Verizon Communications
Com
92343V104
2,128
57816
Sole

57816


Accenture Ltd.
Com
G1151C101
2,085
39579
Sole

39579


Stericycle Inc.
Com
858912108
2,027
25115
Sole

25115


Microsoft Corporation
Com
594918104
1,998
80278
Sole

80278


ANSYS Inc.
Com
03662Q105
1,990
40588
Sole

40588


Colgate Palmolive Co
Com
194162103
1,972
22237
Sole

22237


Google Inc.
Com
38259P508
1,941
3769
Sole

3769


CVS Caremark Corp
Com
126650100
1,922
57217
Sole

57217


Becton Dickinson & Co
Com
075887109
1,921
26205
Sole

26205


Public Svc Enterprise Group In
Com
744573106
1,805
54078
Sole

54078


Thermo Fisher Scientific Inc.
Com
883556102
1,803
35603
Sole

35603


JPMorgan Chase & Co.
Com
46625H100
1,782
59175
Sole

59175


Oracle Corporation
Com
68389X105
1,720
59856
Sole

59856


Lowes Companies Inc.
Com
548661107
1,704
88113
Sole

88113


Bank of New York Mellon Corp.
Com
064058100
1,596
85826
Sole

85826


St. Jude Medical, Inc.
Com
790849103
1,552
42875
Sole

42875


Scripps Networks Interactive I
Com
811065101
1,511
40645
Sole

40645


Apache Corp.
Com
037411105
1,441
17955
Sole

17955


Wal Mart Stores Inc.
Com
931142103
1,384
26676
Sole

26676


Travelers Companies, Inc.
Com
89417E109
1,254
25725
Sole

25725


BP PLC ADR
Com
055622104
1,043
28910
Sole

28910


Fiserv Inc.
Com
337738108
904
17797
Sole

17797


Freeport-McMoRan Copper & Gold
Com
35671D857
611
20050
Sole

20050


Lincoln Elec Hldgs Inc.
Com
533900106
432
14878
Sole

14878


1/100 Berkshire Htwy Cla
Com
084670108
427
400
Sole

400


General Elec Company
Com
369604103
296
19456
Sole

19456


America Movil S A De C V Spon
Com
02364W105
213
9650
Sole

9650


Philip Morris International In
Com
718172109
206
3295
Sole

3295


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